FORUM FUNDS

                           DAILY ASSETS TREASURY FUND
                          DAILY ASSETS GOVERNMENT FUND

                          INSTITUTIONAL SERVICE SHARES

                        Supplement Dated April 6, 1998 to
                        Prospectus Dated January 1, 1998


DAILY ASSETS GOVERNMENT FUND. Effective May 25, 1998, the Fund is being renamed Daily Assets Government Obligations Fund. This will not result in any change to the Fund's investment policies or practices.

DAILY ASSETS TREASURY FUND. Effective May 25, 1998, the Fund's investment policies will change. As of that date, under normal conditions the Fund will invest substantially all of its assets in U.S. Government Securities with a view toward providing income that is generally considered exempt from state and local income taxes. Because of this, the Fund will be renamed Daily Assets Government Fund. Treasury Portfolio (the portfolio in which the Fund invests) also will effect similar changes and will be renamed Government Portfolio. During the preceding month, the investment adviser will effect any required changes in the portfolio's security holdings.

                                   FORUM FUNDS

                           DAILY ASSETS TREASURY FUND
                          DAILY ASSETS GOVERNMENT FUND

                              INSTITUTIONAL SHARES

                        Supplement Dated April 6, 1998 to
                        Prospectus Dated January 1, 1998


DAILY ASSETS GOVERNMENT FUND. Effective May 25, 1998, the Fund is being renamed Daily Assets Government Obligations Fund. This will not result in any change to the Fund's investment policies or practices.

DAILY ASSETS TREASURY FUND. Effective May 25, 1998, the Fund's investment policies will change. As of that date, under normal conditions the Fund will invest substantially all of its assets in U.S. Government Securities with a view toward providing income that is generally considered exempt from state and local income taxes. Because of this, the Fund will be renamed Daily Assets Government Fund. Treasury Portfolio (the portfolio in which the Fund invests) also will effect similar changes and will be renamed Government Portfolio. During the preceding month, the investment adviser will effect any required changes in the portfolio's security holdings.

                                   FORUM FUNDS

                           DAILY ASSETS TREASURY FUND
                          DAILY ASSETS GOVERNMENT FUND

                                 INVESTOR SHARES

                        Supplement Dated April 6, 1998 to
                        Prospectus Dated January 1, 1998


DAILY ASSETS GOVERNMENT FUND. Effective May 25, 1998, the Fund is being renamed Daily Assets Government Obligations Fund. This will not result in any change to the Fund's investment policies or practices.

DAILY ASSETS TREASURY FUND. Effective May 25, 1998, the Fund's investment policies will change. As of that date, under normal conditions the Fund will invest substantially all of its assets in U.S. Government Securities with a view toward providing income that is generally considered exempt from state and local income taxes. Because of this, the Fund will be renamed Daily Assets Government Fund. Treasury Portfolio (the portfolio in which the Fund invests) also will effect similar changes and will be renamed Government Portfolio. During the preceding month, the investment adviser will effect any required changes in the portfolio's security holdings.